Contractual Obligations	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Contractual Obligations

NOTE 13 – CONTRACTUAL OBLIGATIONS

At December 31, 2015 and 2014, the Company had contractual obligations of $3,093 and $3,146. Contractual obligations represent commitments made by the Company to make capital investments in limited-liability entities that invest in qualified affordable housing projects. The Company expects to fulfill these commitments during the years 2016 through 2024.